Schedule H, Line 4i – Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Harley-Davidson Retirement Savings Plans
EIN 39-1972791
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investments, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
Harley-Davidson Retirement Savings Plan for Salaried Employees (Plan No. 002) Various participants*	Notes receivable from participants, 4.25% to 9.50%, maturing at various dates through 2035, collateralized by applicable participants’ account balances	$3,909,984
Harley-Davidson Retirement Savings Plan for Milwaukee & Tomahawk Hourly Bargaining Unit Employees (Plan No. 005) Various participants*	Notes receivable from participants, 4.25% to 9.50%, maturing at various dates through 2035, collateralized by applicable participants’ account balances	$2,145,565
Harley-Davidson Retirement Savings Plan for York Hourly Bargaining Unit Employees (Plan No. 008) Various participants*	Notes receivable from participants, 4.25% to 9.50%, maturing at various dates through 2035, collateralized by applicable participants’ account balances	$1,325,903

*	Represents a party-in-interest.